Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
REVENUES	$ 325,791	$ 275,171	$ 237,439
COST OF REVENUES	85,721	74,994	63,704
GROSS MARGIN	240,070	200,177	173,735
EXPENSES
Sales and marketing	40,389	36,873	33,128
Research and development	53,513	47,872	41,804
General and administrative	34,628	30,012	25,448
Other charges (Note 20)	3,797	3,798	3,994
Amortization of intangible assets	55,485	40,179	33,477
	187,812	158,734	137,851
INCOME FROM OPERATIONS	52,258	41,443	35,884
INTEREST EXPENSE	(4,416)	(2,128)	(1,297)
INVESTMENT INCOME	193	195	161
INCOME BEFORE INCOME TAXES	48,033	39,510	34,748
INCOME TAX EXPENSE (Note 18)
Current	5,295	6,042	6,572
Deferred	5,743	2,191	1,297
	11,038	8,233	7,869
NET INCOME	$ 36,997	$ 31,277	$ 26,879
Earnings per share
Basic (in dollars per share)	$ 0.45	$ 0.41	$ 0.35
Diluted (in dollars per share)	$ 0.45	$ 0.40	$ 0.35
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	81,659	76,832	76,324
Diluted (in shares)	82,867	77,791	77,112